UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  November 15, 2012
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: 1,797,491

List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                                         Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   Title of claCUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

Alexandria Real Estate Equitie           COM    015271109     25778  350628SH      Sole               73164         277464
American Assets Trust                    COM    024013104     12988  484810SH      Sole              104126         380684
American Campus Communities              COM    024835100     30684  699284SH      Sole              262939         436345
American Tower Corp.                     COM    03027X100     50169  702741SH      Sole              329092         373649
Apartment Investment & Managem           COM    03748R101     25555  983295SH      Sole              205941         777354
AvalonBay Communities, Inc.              COM    053484101     98326  723039SH      Sole              289160         433879
Boston Properties, Inc.                  COM    101121101     86534  782336SH      Sole              280811         501525
CBL & Associates Properties, I           COM    124830100     22365 1048028SH      Sole              231198         816830
DiamondRock Hospitality                  COM    252784301     35752 3712613SH      Sole             1662205        2050408
Duke Realty Corporation                  COM    264411505     19429 1321640SH      Sole              293282        1028358
Equity Lifestyle Properties              COM    29472R108     55174  809964SH      Sole              356852         453112
Equity Residential                       COM    29476L107    116486 2024776SH      Sole              813619        1211157
Essex Property Trust, Inc.               COM    297178105     36048  243172SH      Sole               96857         146315
Extra Space Storage, Inc                 COM    30225T102     46989 1413217SH      Sole              637943         775274
General Growth Properties                COM    370023103     48439 2486594SH      Sole              934996        1551598
HCP Inc.                                 COM    40414L109     55000 1236497SH      Sole              257630         978867
Health Care REIT Com                     COM    42217K106     88101 1525812SH      Sole              605087         920725
Healthcare Trust of America              COM    42225P105      8632  882673SH      Sole              219806         662867
Hersha Hospitality Trust                 COM    427825104      7164 1461946SH      Sole              252248        1209698
Hyatt Hotels                             COM    448579102     18518  461210SH      Sole              171894         289316
Kilroy Realty                            COM    49427F108     36473  814496SH      Sole              342019         472477
LaSalle Hotel Properties                 COM    517942108     16117  603867SH      Sole              127698         476169
Marriott International-CL A              COM    571903202     52509 1342945SH      Sole              558708         784237
Post Properties, Inc.                    COM    737464107     46388  967232SH      Sole              368462         598770
ProLogis Inc.                            COM    74340W103     81098 2315121SH      Sole              883392        1431729
Public Storage                           COM    74460D109    104854  753424SH      Sole              291299         462125
Regency Centers Corp.                    COM    758849103     24512  503002SH      Sole              168744         334258
Retail Opportunity Investments           COM    76131N101     27437 2131848SH      Sole             1070435        1061413
Retail Properties of America,            COM    76131V202     12786 1129483SH      Sole              240503         888980
SL Green Realty Corp.                    COM    78440X101     52066  650249SH      Sole              275316         374933
Saul Centers, Inc.                       COM    804395101     12175  274218SH      Sole               57560         216658
Simon Property Group, Inc.               COM    828806109    205281 1352224SH      Sole              509788         842436
Spirit Realty Capital                    COM    84860F109     19016 1226850SH      Sole              529436         697414
Taubman Centers, Inc.                    COM    876664103     46527  606373SH      Sole              269524         336849
Ventas, Inc.                             COM    92276F100     92131 1480027SH      Sole              612471         867556
Vornado Realty Trust                     COM    929042109     79991  986928SH      Sole              376905         610023
REPORT SUMMARY                                36DATA RECORD 1797491           0OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED